LEASES	12 Months Ended
Dec. 31, 2012
LEASES
LEASES

13. LEASES

(a)   Capital leases

  In each of 2010 and 2009, the Company entered into five sale-leaseback agreements with third parties for various fixed and mobile equipment within Canada. These arrangements represent sale-leaseback transactions in accordance with ASC 840-40 – Sale-Leaseback Transactions. The sale-leaseback agreements have an average effective annual interest rate of 6.18% and the average length of the contracts is 4.5 years.

  All of the sale-leaseback agreements have end of lease clauses that qualify as bargain purchase options that the Company expects to execute. As at December 31, 2012, the total gross amount of assets recorded under sale-leaseback capital leases amounted to $33.9 million (2011 – $33.6 million).

  The Company has agreements with third party providers of mobile equipment that are used at the Meadowbank and Kittila mines. These arrangements represent capital leases in accordance with the guidance in ASC 840-30 – Capital Leases. The leases for mobile equipment at the Kittila and Meadowbank mines are for five years. The effective annual interest rate on the lease for mobile equipment at the Meadowbank mine is 5.64%. The effective annual interest rate on the lease for mobile equipment at the Kittila mine is 4.99%.

  The following is a schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments as at December 31, 2012:

Years ended December 31,:	Minimum Capital Lease Payments

2013	$14,052

2014	8,970

2015	3,646

2016	–

2017	–

Thereafter	–

Total minimum lease payments	26,668

Less amount representing interest	1,605

Present value of net minimum lease payments	$25,063

  The Company's capital lease obligations are comprised of the following:

	As at December 31,

	2012	2011

Total future lease payments	$26,668	$40,630

Less: interest	1,605	3,378

	25,063	37,252

Less: current portion	12,955	11,068

Long-term portion of capital lease obligations	$12,108	$26,184

  At December 31, 2012, the gross amount of assets recorded under capital leases, including sale-leaseback capital leases was $51.0 million (2011 – $56.9 million; 2010 – $56.9 million). The charge to income resulting from the amortization of assets recorded under capital leases is included in the amortization of property, plant and mine development line item of the consolidated statements of income (loss) and comprehensive income (loss).

(b)   Operating leases

  The Company has a number of operating lease agreements involving office space. Some of the leases for office facilities contain escalation clauses for increases in operating costs and property taxes. Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms in excess of one year as at December 31, 2012 are as follows:

Years ended December 31,:	Minimum Operating Lease Payments

2013	$1,434

2014	1,013

2015	837

2016	822

2017	813

Thereafter	3,473

Total	$8,392

  The portion of operating leases relating to rental expense was $1.1 million in 2012 (2011 – $0.9 million; 2010 – $4.1 million).